ORGANIZATION AND BASIS OF PRESENTATION (Details)	Dec. 31, 2022
Mulberry Learning Centre International Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Mulberry Learning Centre @ Tanjong Pagar Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Alphabet Playhouse Childcare and Learning Centre Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Alphabet Playhouse @ East Coast Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Mulberry Learning Centre Alexandra Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Little Greenhouse @ Bukit Batok Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Little Greenhouse @ Sengkang Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Little Greenhouse @ S540 Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Little Greenhouse Childcare & Development Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Allegiance (Edu) Ptd Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Little Greenhouse @ S553 Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%